CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS` EQUITY (USD $)	Aspire Capital Fund LLC [Member] Common Stock [Member]	Aspire Capital Fund LLC [Member] Additional Paid-in Capital [Member]	Aspire Capital Fund LLC [Member]	ZQX Advisors LLC [Member] Additional Paid-in Capital [Member]	ZQX Advisors LLC [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Loan Receivable From Related Party [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Oct. 31, 2011						$ 1,761,310	$ 125,127,246	$ (5,000,000)	$ (120,830,523)		$ 1,058,033
Balance (in Shares) at Oct. 31, 2011						176,131,047
Stock option compensation to employees							614,914				614,914
Stock option compensation to consultants							110,351				110,351
Common stock issued upon exercise of stock options						12,900	195,550				208,450
Common stock issued upon exercise of stock options (in Shares)						1,290,000
Common stock issued to employees pursuant to stock incentive plans						71,008	856,348				927,356
Common stock issued to employees pursuant to stock incentive plans (in Shares)						7,100,818
Common stock issued to consultants						4,572	71,360				75,932
Common stock issued to consultants (in Shares)						457,172					7,100,818
Proceeds on sale of common stock
Reversal of unrealized loss as of October 31, 2012 on investment in Videocon Industries Limited global depository receipts
Discount on convertible debentures							717,391				717,391
Unrealized loss on investment in Videocon Industries Limited global depository receipts										(653,684)	(653,684)
Net loss									(4,252,799)		(4,252,799)
Balance at Oct. 31, 2012						1,849,790	127,693,160	(5,000,000)	(125,083,322)	(653,684)	(1,194,056)
Balance (in Shares) at Oct. 31, 2012						184,979,037
Proceeds on sale of common stock					24,138						589,865
Reversal of unrealized loss as of October 31, 2012 on investment in Videocon Industries Limited global depository receipts
Common stock issued to acquire patent license											42,000
Unrealized loss on investment in Videocon Industries Limited global depository receipts											(459,226)
Net loss											(7,153,332)
Balance at Jul. 31, 2013
Balance at Oct. 31, 2012						1,849,790	127,693,160	(5,000,000)	(125,083,322)	(653,684)	(1,194,056)
Balance (in Shares) at Oct. 31, 2012						184,979,037
Stock option compensation to employees							2,693,121				2,693,121
Stock option compensation to consultants							1,105,018				1,105,018
Common stock issued upon exercise of stock options						1,460	24,150				25,610
Common stock issued upon exercise of stock options (in Shares)						146,000					547,493
Common stock issued to consultants						13,450	291,235				304,685
Common stock issued to consultants (in Shares)						1,345,000					0
Common stock issued upon conversion of convertible debentures						103,189	1,250,175				1,353,364
Common stock issued upon conversion of convertible debentures (in Shares)						10,318,945
Common stock issued in lieu of interest on convertible debentures						4,803	93,936				98,739
Common stock issued in lieu of interest on convertible debentures (in Shares)						480,270
Proceeds on sale of common stock	53,800	996,605	1,050,405	24,138	24,138						1,050,405
Proceeds on sale of common stock (in Shares)	5,380,000
Reversal of unrealized loss as of October 31, 2012 on investment in Videocon Industries Limited global depository receipts										653,684	653,684
Common stock issued to Aspire Capital Fund LLC, as consideration	35,000	(35,000)
Common stock issued to Aspire Capital Fund LLC, as consideration (in Shares)	3,500,000
Warrants issued in connection with issuance of convertible debentures							221,985				221,985
Common stock issued upon exercise of warrants						29,275	351,525				380,800
Common stock issued upon exercise of warrants (in Shares)						2,927,493
Common stock issued to acquire patent license						2,000	40,000				42,000
Common stock issued to acquire patent license (in Shares)						200,000
Unrealized loss on investment in Videocon Industries Limited global depository receipts
Net loss									(10,080,086)		(10,080,086)
Balance at Oct. 31, 2013						2,092,767	134,750,048	(5,000,000)	(135,163,408)		(3,320,593)
Balance (in Shares) at Oct. 31, 2013						209,276,745
Stock option compensation to employees							1,562,350				1,562,350
Stock option compensation to consultants							784,237				784,237
Common stock issued upon exercise of stock options						3,450	47,775				51,225
Common stock issued upon exercise of stock options (in Shares)						345,000
Common stock issued to consultants						1,300	39,448				40,748
Common stock issued to consultants (in Shares)						130,000
Common stock issued upon conversion of convertible debentures						82,671	2,652,678				2,735,349
Common stock issued upon conversion of convertible debentures (in Shares)						8,267,080
Common stock issued in lieu of interest on convertible debentures						2,634	59,144				61,778
Common stock issued in lieu of interest on convertible debentures (in Shares)						263,415
Proceeds on sale of common stock						160,000	3,513,135				3,673,135
Proceeds on sale of common stock (in Shares)						16,000,000
Reversal of unrealized loss as of October 31, 2012 on investment in Videocon Industries Limited global depository receipts
Warrants issued in connection with issuance of convertible debentures							513,112				513,112
Common stock issued upon exercise of warrants						13,400	286,609				300,009
Common stock issued upon exercise of warrants (in Shares)						1,339,950
Common stock issued to acquire patent license						12,000	235,600				247,600
Common stock issued to acquire patent license (in Shares)						1,200,000
Unrealized loss on investment in Videocon Industries Limited global depository receipts										(46,371)	(46,371)
Net loss									(6,452,870)		(6,452,870)
Balance at Jul. 31, 2014						$ 2,368,222	$ 144,444,136	$ (5,000,000)	$ (141,616,278)	$ (46,371)	$ 149,709
Balance (in Shares) at Jul. 31, 2014						236,822,190